Document and Entity Information	12 Months Ended
Jul. 29, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 31, 2011
Registrant Name	GOLDMAN SACHS TRUST
Central Index Key	0000822977
Amendment Flag	false
Document Creation Date	Apr. 23, 2012
Document Effective Date	Apr. 23, 2012
Prospectus Date	Jul. 29, 2011